DERIVATIVE FINANCIAL INSTRUMENTS - Fair value adjustments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DERIVATIVE FINANCIAL INSTRUMENTS
Transfer to income statement	$ (1,700)	$ (8,700)	$ (6,900)
Fair value adjustment	54,900	8,500	(15,800)
Hedging reserves	39,870	(3,559)	(20,681)
Hedging reserve
DERIVATIVE FINANCIAL INSTRUMENTS
Hedging reserves	53,000	(3,600)	(20,700)
Revenue
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0	0	1,900
Port expenses, bunkers and commissions
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	(19,500)	12,400	2,900
Financial items
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	3,200	(10,800)	(5,700)
Operating expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	(2,400)	100	(100)
Administrative expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	(2,300)	100	100
Forward freight agreements
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	(33,300)	(400)	(1,900)
Transfer to income statement	0	0	0
Fair value adjustment	0	0	0
Forward freight agreements | Hedging reserve
DERIVATIVE FINANCIAL INSTRUMENTS
Hedging reserves	0	0	0
Forward freight agreements | Revenue
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0	0	1,900
Forward freight agreements | Port expenses, bunkers and commissions
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	(33,300)	400	0
Forward freight agreements | Financial items
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0	0	0
Forward freight agreements | Operating expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0	0	0
Forward freight agreements | Administrative expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0	0	0
Bunker swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	13,800	12,000	2,900
Transfer to income statement	3,300	2,800	(1,200)
Fair value adjustment	3,300	2,100	(100)
Bunker swaps | Hedging reserve
DERIVATIVE FINANCIAL INSTRUMENTS
Hedging reserves	0	100	800
Bunker swaps | Revenue
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement		0	0
Bunker swaps | Port expenses, bunkers and commissions
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	13,800	12,000	2,900
Bunker swaps | Financial items
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0	0	0
Bunker swaps | Operating expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0	0	0
Bunker swaps | Administrative expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0
Forward exchange contracts
DERIVATIVE FINANCIAL INSTRUMENTS
Transfer to income statement	(4,600)	200	0
Fair value adjustment	(2,700)	(3,400)	2,400
Forward exchange contracts | Hedging reserve
DERIVATIVE FINANCIAL INSTRUMENTS
Hedging reserves	400	(1,600)	2,000
Forward exchange contracts | Revenue
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0	0	0
Forward exchange contracts | Port expenses, bunkers and commissions
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0	0	0
Forward exchange contracts | Financial items
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0	0	0
Forward exchange contracts | Operating expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	(2,400)	100	(100)
Forward exchange contracts | Administrative expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	(2,300)	100	100
Interest rate swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Transfer to income statement	(400)	(11,700)	(5,700)
Fair value adjustment	54,300	9,800	(18,100)
Interest rate swaps | Hedging reserve
DERIVATIVE FINANCIAL INSTRUMENTS
Hedging reserves	52,600	(2,100)	(23,500)
Interest rate swaps | Revenue
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0	0	0
Interest rate swaps | Port expenses, bunkers and commissions
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0	0	0
Interest rate swaps | Financial items
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	3,200	(10,800)	(5,700)
Interest rate swaps | Operating expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	$ 0	0	0
Interest rate swaps | Administrative expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement		$ 0	$ 0